CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Real estate properties under development (current)	$ 1,714,575,052	$ 932,518,706
Accounts payable	351,505,821	194,403,214
Short-term bank loans and other debt	293,449,741	23,290,525
Income tax payable	62,429,274	121,642,262
Deferred tax liabilities (current)	91,202,159	78,957,834
Other payables and accrued liabilities	74,088,090	73,446,326
Payroll and welfare payable	18,456,857	19,637,838
Current portion of long-term bank loans and other debt	586,841,245	217,964,262
Long-term bank loans	52,296,127	32,803,556
Other long-term debt	576,204,491	536,942,835
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	147,019,802	156,012,492
Common stock, shares outstanding	147,019,802	156,012,492
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development (current)	548,404,278	0
Accounts payable	40,259,520	0
Short-term bank loans and other debt	65,370,159	0
Income tax payable	517,631	0
Deferred tax liabilities (current)	125,420	0
Other payables and accrued liabilities	5,769,652	0
Payroll and welfare payable	1,744,275	0
Current portion of long-term bank loans and other debt	208,789,155	0
Long-term bank loans	13,074,032	0
Other long-term debt	$ 69,050,361	$ 0